Concentration of risks (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively	910	48,063
Accounts payable, trade	606	2,052
Deposits in excess of insured limits		13,342
Advances to Honesty Group		16,888
Major Customer One And Two [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively	22,334	15,948
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively			19,406
Major Vendor One [Member]
Concentration Risk [Line Items]
Accounts payable, trade			1,961
Advances to Honesty Group			9,408
Rental deposit provided to Honesty Group			10
Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Accounts payable, trade
Advances to Honesty Group		32,803
Rental deposit provided to Honesty Group		10
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.80%	22.30%	17.30%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.90%	14.20%	9.50%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.10%
Sales Revenue [Member] | Major Customer One And Two [Member]
Concentration Risk [Line Items]
Revenues	22,334	73,452
Concentration risk percentage	51.70%	36.50%
Sales Revenue [Member] | Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Revenues			61,547
Concentration risk percentage			36.90%
Accounts Payable [Member] | Major Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			77.40%
Accounts Payable [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.30%	71.00%
Accounts Payable [Member] | Major Vendor One And Two [Member] | Honesty Group [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.90%	42.40%